BUSINESS ACQUISITION - Narrative (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Feb. 22, 2022	Feb. 11, 2022	Jan. 11, 2022	Oct. 19, 2020 shares	Feb. 19, 2020
Fund administration contracts | Top of range
Disclosure of detailed information about business combination [line items]
Useful life of intangible assets	25 years
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	$ 165,837	$ 58,672
Net income of acquiree since acquisition date	36,913	3,261
Pro-forma revenue	2,999,089	2,270,038
Pro-forma net income	472,694	487,013
Intangibles	746,709	395,497
Goodwill expected to be deductible for tax purposes	1,144,182	495,546
Deferred compensation payable	542,505	81,937
Put option payable, at acquisition date	279,896	$ 99,298
Deferred compensation, period due		1 year
Contingent consideration, at acquisition date	130,099	$ 126,485
Goodwill on acquisition	$ 1,200,985	529,320
Deferred compensation, payable in shares		$ 15,294
Aggregated individually immaterial business combinations | Bottom of range
Disclosure of detailed information about business combination [line items]
Contingent liabilities, period due	1 year	1 year
Contingent liabilities, recorded as compensation, period due	2 years
Aggregated individually immaterial business combinations | Top of range
Disclosure of detailed information about business combination [line items]
Contingent liabilities, period due	4 years	4 years
Contingent liabilities, recorded as compensation, period due	3 years
Aggregated individually immaterial business combinations | Wealth Management
Disclosure of detailed information about business combination [line items]
Intangibles	$ 741,668	$ 393,744
Goodwill on acquisition	1,198,522	528,557
Aggregated individually immaterial business combinations | Asset Management
Disclosure of detailed information about business combination [line items]
Intangibles	5,041	1,753
Goodwill on acquisition	2,463	763
Aggregated individually immaterial business combinations | Fund management contracts indefinite-life
Disclosure of detailed information about business combination [line items]
Intangibles	27,807	1,753
Aggregated individually immaterial business combinations | Other intangibles
Disclosure of detailed information about business combination [line items]
Intangibles	371	840
Aggregated individually immaterial business combinations | Fund administration contracts
Disclosure of detailed information about business combination [line items]
Intangibles	$ 718,531	$ 392,904
Useful life of intangible assets	12 years	12 years
Northwood Family Office Ltd. | Major business combination
Disclosure of detailed information about business combination [line items]
Percent acquired					100.00%
Galapagos Partners, L.P. | Major business combination
Disclosure of detailed information about business combination [line items]
Percent acquired				100.00%
Corient Capital Partners, LLC | Major business combination
Disclosure of detailed information about business combination [line items]
Percent acquired			100.00%
CI ETF Investment Management Inc.
Disclosure of detailed information about business combination [line items]
Percent acquired							100.00%
Aligned Capital Distributions Inc.
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares						855
GLASFunds, LLC
Disclosure of detailed information about business combination [line items]
Period to obtain majority ownership interest	4 years